UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments (Unaudited)
December 31, 2012

Par	Description	Value
	CORPORATE BONDS - 56.5%
	Consumer Discretionary - 5.8%
	American Axle & Manufacturing, Inc.
$75,000	6.625%, 10/15/2022	$76,500
	Ameristar Casinos, Inc.
75,000	7.500%, 04/15/2021	81,656
	Belo Corp.
75,000	7.250%, 09/15/2027	74,906
	Bon-Ton Department Stores, Inc.
75,000	10.625%, 07/15/2017 (a)	73,313
	Boyd Gaming Corp.
75,000	9.125%, 12/01/2018	76,875
	Caesars Entertainment Operating Co., Inc.
75,000	5.375%, 12/15/2013	73,500
	Gymboree Corp.
75,000	9.125%, 12/01/2018	67,125
	Lamar Media Corp.
75,000	5.000%, 05/01/2023 (a)	77,438
	Macy's Retail Holdings, Inc.
150,000	2.875%, 02/15/2023	147,204
	MGM Resorts International
75,000	6.625%, 12/15/2021	75,094
	Quiksilver, Inc.
75,000	6.875%, 04/15/2015	74,063
	Service Corp. International
60,000	7.500%, 04/01/2027	64,800
	Toys R Us, Inc.
75,000	7.375%, 10/15/2018	68,625
	Viacom, Inc.
150,000	4.375%, 03/15/2043 (a)	148,168
	Walt Disney Co.
200,000	1.100%, 12/01/2017	200,659
		1,379,926
	Consumer Staples - 3.6%
	Alliance One International, Inc.
75,000	10.000%, 07/15/2016	79,313
	Bunge Ltd. Finance Corp.
150,000	3.200%, 06/15/2017	156,707
	Cencosud
150,000	4.875%, 01/20/2023 (a)	154,192
	Costco Wholesale Corp.
100,000	0.650%, 12/07/2015	100,127
	Diageo Capital
100,000	4.828%, 07/15/2020	117,916
	Dr. Pepper Snapple Group, Inc.
175,000	2.000%, 01/15/2020	174,755
	Pilgrim's Pride Corp.
75,000	7.875%, 12/15/2018	76,406
		859,416
	Energy - 4.5%
	Alpha Natural Resources, Inc.
75,000	6.000%, 06/01/2019	69,375
	Arch Coal, Inc.
25,000	8.750%, 08/01/2016	26,125
	ConocoPhillips Co.
125,000	1.050%, 12/15/2017	124,753
	EPL Oil & Gas, Inc.
75,000	8.250%, 02/15/2018 (a)	77,438

	Forest Oil Corp.
75,000	7.250%, 06/15/2019	75,750
	Marathon Oil Corp.
100,000	2.800%, 11/01/2022	100,830
	Peabody Energy Corp.
75,000	7.875%, 11/01/2026	81,375
	Petrobras International Finance Co.
150,000	5.375%, 01/27/2021	169,623
	Statoil
200,000	2.900%, 10/15/2014	208,230
150,000	2.450%, 01/17/2023	149,979
		1,083,478
	Financials - 18.2%
	Abbey National Treasury Services
200,000	4.000%, 04/27/2016	211,640
	Ally Financial, Inc.
75,000	6.350%, 07/15/2019	73,989
	Bank of America Corp.
100,000	1.500%, 10/09/2015	100,579
100,000	5.625%, 07/01/2020	118,748
	Bank of Montreal
150,000	0.800%, 11/06/2015	149,890
	Bank of New York Mellon Corp.
150,000	0.700%, 10/23/2015	149,546
	Capital One Financial Corp.
200,000	1.000%, 11/06/2015	199,464
	Caterpillar Financial Services Corp.
200,000	0.700%, 11/06/2015	199,629
	Citigroup, Inc.
100,000	4.500%, 01/14/2022	111,780
	Digital Realty Trust LP
100,000	3.625%, 10/01/2022	98,413
	EPR Properties
75,000	5.750%, 08/15/2022	77,909
	Export-Import Bank of Korea
100,000	5.875%, 01/14/2015	109,723
100,000	1.250%, 11/20/2015	100,416
	Ford Motor Credit Co. LLC
50,000	2.500%, 01/15/2016	50,653
	General Electric Capital Corp.
150,000	1.600%, 11/20/2017	150,273
100,000	5.875%, 01/14/2038	121,053
	Goldman Sachs Group, Inc.
200,000	5.250%, 07/27/2021	228,395
	Harland Clarke Holdings Corp.
75,000	9.500%, 05/15/2015	69,563
	HCP, Inc.
150,000	2.625%, 02/01/2020	149,654
	Icahn Enterprises Finance Corp.
75,000	8.000%, 01/15/2018	80,906
	ING Bank
200,000	3.000%, 09/01/2015 (a)	206,912
150,000	3.750%, 03/07/2017 (a)	159,570
	Invesco Finance
150,000	3.125%, 11/30/2022	151,834
	JPMorgan Chase & Co.
100,000	1.100%, 10/15/2015	100,065
100,000	3.250%, 09/23/2022	103,193
	Morgan Stanley
200,000	5.500%, 07/24/2020	225,355
	People's United Financial, Inc.
150,000	3.650%, 12/06/2022	151,086
	Post Apartment Homes LP
175,000	3.375%, 12/01/2022	174,465

	Principal Financial Group, Inc.
150,000	3.125%, 05/15/2023	149,260
	SLM Corp.
75,000	5.000%, 06/15/2018	75,660
	Societe Generale
150,000	2.750%, 10/12/2017	152,754
	Toyota Motor Credit Corp.
150,000	1.250%, 10/05/2017	151,241
		4,353,618
	Health Care - 4.8%
	AbbVie, Inc.
175,000	1.200%, 11/06/2015 (a)	176,292
	Aetna, Inc.
200,000	2.750%, 11/15/2022	198,780
	Agilent Technologies, Inc.
100,000	3.200%, 10/01/2022	101,383
	Apria Healthcare Group, Inc.
75,000	12.375%, 11/01/2014	74,625
	Biomet, Inc.
75,000	6.500%, 10/01/2020 (a)	74,906
	Catholic Health Initiatives
100,000	2.950%, 11/01/2022	101,149
	Dignity Health
150,000	4.500%, 11/01/2042	150,012
	HCA, Inc.
75,000	5.875%, 05/01/2023	77,813
	Tenet Healthcare Corp.
75,000	4.750%, 06/01/2020 (a)	76,313
	Teva Pharmaceutical Finance III LLC
100,000	3.000%, 06/15/2015	105,199
		1,136,472
	Industrials - 5.7%
	Avis Budget Finance, Inc.
75,000	8.250%, 01/15/2019	83,250
	Canadian National Railway Co.
150,000	2.250%, 11/15/2022	149,853
	Dun & Bradstreet Corp.
50,000	3.250%, 12/01/2017	50,587
	Eaton Corp.
150,000	4.000%, 11/02/2032 (a)	154,806
	General Dynamics Corp.
200,000	1.000%, 11/15/2017	199,139
	Hutchison Whampoa International 12 II Ltd. (a)
200,000	2.000%, 11/08/2017	200,351
	Iron Mountain, Inc.
75,000	5.750%, 08/15/2024	76,313
	Roper Industries, Inc.
150,000	3.125%, 11/15/2022	151,294
	Stanley Black & Decker, Inc.
200,000	2.900%, 11/01/2022	202,547
	Tyco Electronics Group
100,000	1.600%, 02/03/2015	101,533
		1,369,673
	Information Technology - 2.4%
	Advanced Micro Devices, Inc.
75,000	8.125%, 12/15/2017	68,813
	First Data Corp.
75,000	9.875%, 09/24/2015	76,875
	Fiserv, Inc.
100,000	3.500%, 10/01/2022	102,018
	Intel Corp.
150,000	1.350%, 12/15/2017	150,135
	Lender Processing Services, Inc.
75,000	5.750%, 04/15/2023	78,188

	Oracle Corp.
100,000	2.500%, 10/15/2022	101,119
		577,148
	Materials - 4.8%
	Agrium, Inc.
115,000	3.150%, 10/01/2022	114,509
	Airgas, Inc.
200,000	3.250%, 10/01/2015	212,565
	AK Steel Corp.
75,000	7.625%, 05/15/2020	65,625
	Aleris International, Inc.
75,000	7.875%, 11/01/2020 (a)	75,281
	ArcelorMittal
75,000	10.350%, 06/01/2019	90,062
100,000	6.750%, 02/25/2022	105,131
	Dow Chemical Co.
150,000	3.000%, 11/15/2022	149,984
	Nexeo Solutions Finance Corp.
75,000	8.375%, 03/01/2018	71,250
	Southern Copper Corp.
150,000	5.250%, 11/08/2042	150,873
	Teck Resources Ltd.
90,000	4.500%, 01/15/2021	98,090
		1,133,370
	Telecommunication Services - 3.8%
	AT&T, Inc.
150,000	2.625%, 12/01/2022	150,572
	Cincinnati Bell, Inc.
75,000	8.375%, 10/15/2020	81,563
	Frontier Communications Corp.
75,000	9.000%, 08/15/2031	82,875
	LIN Television Corp.
75,000	6.375%, 01/15/2021 (a)	79,125
	MetroPCS Wireless, Inc.
75,000	7.875%, 09/01/2018	81,563
	Telefonica Emisiones
200,000	5.134%, 04/27/2020	210,750
	Verizon Communications, Inc.
150,000	3.850%, 11/01/2042	148,184
	Windstream Corp.
75,000	7.750%, 10/15/2020	81,375
		916,007
	Utilities - 2.9%
	Ameren Energy Generating Co.
75,000	7.000%, 04/15/2018	54,750
	American Electric Power Co., Inc.
150,000	2.950%, 12/15/2022	150,369
	Florida Power Corp.
100,000	5.900%, 03/01/2033	123,756
	GDF Suez
125,000	2.875%, 10/10/2022 (a)	123,986
	Georgia Power Co.
150,000	0.625%, 11/15/2015	149,783
	NRG Energy, Inc.
75,000	7.875%, 05/15/2021	83,625
		686,269
	Total Corporate Bonds (cost $13,427,768)	13,495,377

Shares	EXCHANGE-TRADED FUNDS - 11.9%
1,608	iShares Barclays 1-3 Year Credit Bond Fund	169,612
15,415	iShares Barclays CMBS Bond Fund	797,725
10,733	iShares Barclays MBS Bond Fund	1,159,164
1,990	iShares iBoxx $ High Yield Corporate Bond Fund	185,767

1,999	iShares iBoxx Investment Grade Corporate Bond Fund	241,859
2,512	iShares S&P National Municipal Bond Fund	277,927
	Total Exchange-Traded Funds (Cost $2,849,328)	2,832,054

Par	U.S. TREASURY SECURITIES - 8.9%
	U.S. Treasury Notes
$550,000	1.750%, 01/31/2014	559,259
500,000	2.625%, 06/30/2014	517,930
500,000	2.250%, 01/31/2015	520,547
500,000	1.750%, 07/31/2015	518,360
	Total U.S. Treasury Securities (cost $2,116,016)	2,116,096

	MUNICIPAL BONDS - 8.5%
	Chester County, Pennsylvania Industrial Development Authority
150,000	5.000%, 01/01/2022	177,774
	Citizens Property Insurance Corp., Florida
	Series A-1
205,000	5.000%, 06/01/2019	240,199
	Connecticut Housing Finance Authority
	Series B-2-2
80,000	5.100%, 11/15/2038	82,353
	Kentucky Housing Corp.
	Series U
140,000	4.850%, 07/01/2027	143,291
	Massachusetts Housing Finance Agency
	Series D
250,000	4.850%, 06/01/2040	260,919
	Missouri Housing Development Commission
	Series 1
200,000	2.550%, 07/01/2020	202,046
	New York Mortgage Agency
	Series 176
350,000	3.375%, 10/01/2032	350,955
	Pennsylvania Housing Finance Agency
	Series 114A
145,000	3.100%, 10/01/2023	142,908
	Philadelphia, Pennsylvania Airport Revenue
	Series B
200,000	4.000%, 06/15/2023	213,898
	Series D
95,000	5.250%, 06/15/2023	109,925
	Phoenix-Mesa, Arizona Airport Authority
95,000	5.000%, 07/01/2024	106,099
	Total Municipal Bonds (cost $2,026,472)	2,030,367

	U.S. GOVERNMENT & AGENCY SECURITIES - 8.4%
	FHLMC
237,033	3.000%, 09/01/2042, #Q11194	249,711
298,906	3.000%, 11/01/2042, #C04306	312,890
	FNMA
245,781	5.170%, 06/01/2028, #468516	286,593
173,269	4.500%, 04/01/2041, #AL0215	190,314
374,671	3.000%, 12/01/2042, #AK8312	393,100
	GNMA
	Series 2011-6
150,000	2.850%, 12/16/2037	158,230
	Series 2010-132
150,000	3.147%, 05/16/2040	158,501
	Series 2011-27
150,000	3.000%, 09/16/2034	159,662
	Series 2012-109
99,537	1.388%, 09/16/2044	101,412

		Total U.S. Government & Agency Securities (cost $2,014,667)	2,010,413

		MORTGAGE-BACKED SECURITIES - 4.0%
		Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10, Class AM
150,000		5.449%, 12/11/2040	165,839
		Series 2006-PW13, Class AM
102,000		5.582%, 09/11/2041	114,346
		CS First Boston Comercial Mortgage Trust
		Series 2005-C1, Class AJ
125,000		5.075%, 02/15/2038	132,182
		GS Mortgage Securities Trust
		Series 2007-GG10, Class A4
200,000		5.789%, 08/10/2045	231,761
		Series 2006-GG8, Class AM
150,000		5.591%, 11/10/2039	169,157
		JPMorgan Chase Commercial Mortgage Securities
		Series 2005-LDP4, Class AM
140,000		4.999%, 10/15/2042	152,655
		Total Mortgage-Backed Securities (cost $960,953)	965,940

Shares		SHORT-TERM INVESTMENT - 1.8%
		First American Government Obligations Fund - Class Z, 0.02%^
442,515		Total Short-Term Investments (cost $442,515)	442,515

		Total Investments - 100.0% (cost $23,837,719)	23,892,762
		Other Assets and Liabilities - 0.0%	(4,484)
		Net Assets - 100.0%	$23,888,278

	(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of December 31, 2012 the market value of these investments were $1,858,091, or 7.8% of total net assets.

	^	Variable rate security- The rate shown is the rate in effect as of December 31, 2012.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$13,495,377	$-	$13,495,377
Exchange-Traded Funds	2,832,054	-	-	2,832,054
U.S. Treasury Securities	-	2,116,096	-	2,116,096
Municipal Bonds	-	2,030,367	-	2,030,367
U.S. Government & Agency Securities	-	2,010,413	-	2,010,413
Mortgage-Backed Securities	-	965,940	-	965,940
Short-Term Investment	442,515		-	442,515
Total Investments	$3,274,569	$20,618,193	$-	$23,892,762

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2012

Shares		Value
	COMMON STOCKS - 98.6%
	Consumer Discretionary - 12.7%
2,400	CBS Corp.	$91,320
11,900	Home Depot, Inc.	736,015
4,900	Lennar Corp. - Class A	189,483
3,200	McGraw-Hill Cos, Inc.	174,944
18,000	News Corp. - Class A	459,720
19,300	Time Warner, Inc.	923,119
1,400	TRW Automotive Holdings Corp. *	75,054
9,800	Viacom, Inc. - Class B	516,852
10,700	Wyndham Worldwide Corp.	569,347
		3,735,854
	Consumer Staples - 12.5%
3,000	Bunge Ltd.	218,070
5,000	Colgate-Palmolive Co.	522,700
2,200	Costco Wholesale Corp.	217,294
14,200	CVS Caremark Corp.	686,570
9,700	PepsiCo, Inc.	663,771
9,100	Philip Morris International, Inc.	761,124
4,800	Procter & Gamble Co.	325,872
4,300	Wal-Mart Stores, Inc.	293,389
		3,688,790
	Energy - 7.8%
2,500	Exxon Mobil Corp.	216,375
1,400	Marathon Petroleum Corp.	88,200
9,400	National Oilwell Varco, Inc.	642,490
2,000	Noble Corp.	69,640
8,500	Oceaneering International, Inc.	457,215
3,900	Phillips 66	207,090
1,200	Pioneer Natural Resources Co.	127,908
4,900	Range Resources Corp.	307,867
1,700	Tesoro Corp.	74,885
3,400	Williams Cos., Inc.	111,316
		2,302,986
	Financials - 12.9%
1,400	Aflac, Inc.	74,368
3,600	American Tower Corp. - REIT	278,172
3,900	BlackRock, Inc.	806,169
1,000	Chubb Corp.	75,320
13,800	Fifth Third Bancorp	209,622
3,100	Franklin Resources, Inc.	389,670
87,700	KeyCorp	738,434
3,000	Lincoln National Corp.	77,700
18,900	MetLife, Inc.	622,566
23,000	Regions Financial Corp.	163,760

1,100	T. Rowe Price Group, Inc.	71,643
9,100	Wells Fargo & Co.	311,038
		3,818,462
	Health Care - 11.9%
3,600	Abbott Laboratories	235,800
1,900	Amgen, Inc.	164,008
2,300	Becton Dickinson and Co.	179,837
1,600	Eli Lilly & Co.	78,912
2,000	Gilead Sciences, Inc. *	146,900
8,200	McKesson Corp.	795,072
3,900	Medtronic, Inc.	159,978
1,600	Merck & Co., Inc.	65,504
14,400	Pfizer, Inc.	361,152
2,300	Stryker Corp.	126,086
1,900	Thermo Fisher Scientific, Inc.	121,182
1,300	UnitedHealth Group, Inc.	70,512
7,500	WellPoint, Inc.	456,900
8,200	Zimmer Holdings, Inc.	546,612
		3,508,455
	Industrials - 16.4%
4,500	Boeing Co.	339,120
15,700	CSX Corp.	309,761
1,400	Danaher Corp.	78,260
1,500	Eaton Corp.	81,300
12,700	Equifax, Inc.	687,324
4,500	FedEx Corp.	412,740
57,000	General Electric Co.	1,196,430
6,800	Honeywell International, Inc.	431,596
11,800	Raytheon Co.	679,208
9,200	Tyco International Ltd.	269,100
4,800	United Parcel Service, Inc. - Class B	353,904
		4,838,743
	Information Technology - 15.1%
2,600	Apple, Inc.	1,385,878
9,900	EMC Corp. *	250,470
3,100	Harris Corp.	151,776
6,000	International Business Machines Corp.	1,149,300
3,300	Lam Research Corp. *	119,229
4,700	Linear Technology Corp.	161,210
7,900	Oracle Corp.	263,228
5,400	TE Connectivity Ltd.	200,448
4,400	Visa, Inc.	666,952
2,300	Western Digital Corp.	97,727
		4,446,218
	Materials - 3.4%
2,700	Ball Corp.	120,825
7,000	International Paper Co.	278,880
1,800	Nucor Corp.	77,724
4,000	PPG Industries, Inc.	541,400
		1,018,829

	Telecommunication Services - 2.4%
9,800	AT&T, Inc.	330,358
8,800	Verizon Communications, Inc.	380,776
		711,134
	Utilities - 3.5%
8,700	Ameren Corp.	267,264
2,200	American Water Works Co., Inc.	81,686
3,600	ONEOK, Inc.	153,900
10,400	SCANA Corp.	474,656
2,400	Xcel Energy, Inc.	64,104
		1,041,610
	TOTAL COMMON STOCKS (Cost $26,499,816)	29,111,081

	SHORT-TERM INVESTMENT - 1.2%
347,405	First American Government Obligations Fund - Class Z, 0.02% ^
	TOTAL SHORT-TERM INVESTMENT (Cost $347,405)	347,405

	Total Investments - 99.8% (Cost $26,847,221)	29,458,486
	Other Assets and Liabilities, Net - 0.2%	73,417
	Total Net Assets - 100.0%	$29,531,903

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect at December 31, 2012.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,111,081	$-	$-	$29,111,081
Short-Term Investment	347,405		-	347,405
Total Investments	$29,458,486	$-	$-	$29,458,486

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCKS - 96.2%
	Consumer Discretionary - 5.6%
6,450	Brunswick Corp.	$187,631
5,775	Target Corp.	341,706
		529,337
	Consumer Staples - 16.0%
5,125	Altria Group, Inc.	161,028
2,965	Clorox Co.	217,097
2,300	Energizer Holdings, Inc.	183,954
6,275	General Mills, Inc.	253,572
3,075	Kimberly-Clark Corp.	259,622
1,650	Kraft Foods Group, Inc. *	75,026
3,700	Mondelez International, Inc.	94,239
3,100	Philip Morris International, Inc.	259,284
		1,503,822
	Energy - 12.6%
3,250	Chevron Corp.	351,455
3,545	ConocoPhillips	205,575
1,760	Phillips 66	93,456
5,150	Royal Dutch Shell - ADR	355,092
6,430	Spectra Energy Corp.	176,053
		1,181,631
	Financials - 17.5%
6,175	American Express Co.	354,940
3,770	Ameriprise Financial, Inc.	236,115
7,700	Bank of America Corp.	89,320
3,925	Berkshire Hathaway, Inc. - Class B *	352,073
2,215	Citigroup, Inc.	87,625
7,475	Hartford Financial Services Group, Inc.	167,739
3,975	Plum Creek Timber Co., Inc. - REIT	176,371
5,330	Wells Fargo & Co.	182,179
		1,646,362
	Health Care - 8.3%
5,750	Aetna, Inc.	266,224
4,975	Cigna Corp.	265,964
5,920	Merck & Co., Inc.	242,365
		774,553
	Industrials# - 27.7%
3,775	3M Co.	350,509
3,600	Caterpillar, Inc.	322,488
6,095	Eaton Corp.	330,349
1,925	Emerson Electric Co.	101,948
15,175	General Electric Co.	318,523
5,020	Honeywell International, Inc.	318,620
3,100	Lockheed Martin Corp.	286,099
1,600	Norfolk Southern Corp.	98,944
9,500	Textron, Inc.	235,505
7,140	Waste Management, Inc.	240,904
		2,603,889

	Materials - 2.6%
7,525	Alcoa, Inc.	65,317
5,600	Dow Chemical Co.	180,992
		246,309
	Utilities - 5.9%
4,625	AGL Resources, Inc.	184,861
3,020	Duke Energy Corp.	192,676
5,850	Public Service Enterprise Group, Inc.	179,010
		556,547
	TOTAL COMMON STOCKS (Cost $8,880,313)	9,042,450

	SHORT-TERM INVESTMENT - 1.9%
179,243	First American Government Obligations Fund - Class Z, 0.02% ^
	TOTAL SHORT-TERM INVESTMENT (Cost $179,243)	179,243

	Total Investments - 98.1% (Cost $9,059,556)	9,221,693
	Other Assets and Liabilities, Net - 1.9%	181,470
	Total Net Assets - 100.0%	$9,403,163

* Non-income producing security.
# As of December 31, 2012, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
^ Variable rate security - The rate shown is the rate in effect at December 31, 2012.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,042,450	$-	$-	$9,042,450
Short-Term Investment	179,243		-	179,243
Total Investments	$9,221,693	$-	$-	$9,221,693

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCKS - 97.5%
	Consumer Discretionary - 10.9%
15,421	Capella Education Co. *	$435,335
63,914	Express, Inc. *	964,463
32,693	GameStop Corp.	820,267
13,522	Gildan Activewear, Inc. - Class A	494,635
34,680	Iconix Brand Group, Inc. *	774,057
48,120	Maidenform Brands, Inc. *	937,858
10,905	Tupperware Brands Corp.	699,011
		5,125,626
	Consumer Staples - 1.0%
29,038	Darling International, Inc. *	465,770

	Energy - 7.0%
71,621	Dawson Geophysical Co. *	1,889,362
54,930	Delek US Holdings, Inc.	1,390,828
		3,280,190
	Financials - 20.5%
38,623	Assurant, Inc.	1,340,218
41,115	Banco Latinoamericano de Comercio Exterior SA	886,439
37,397	Davis & Henderson Corp.	810,575
168,889	First Niagara Financial Group, Inc.	1,339,290
44,756	Genworth MI Canada, Inc.	1,016,425
23,393	Home Capital Group, Inc.	1,389,187
221,057	Maiden Holdings Ltd.	2,031,514
25,734	MSCI, Inc. *	797,497
		9,611,145
	Health Care - 7.7%
20,242	Centene Corp. *	829,922
13,855	Magellan Health Services, Inc. *	678,895
39,807	Owens & Minor, Inc.	1,134,898
14,939	PAREXEL International Corp. *	442,045
18,808	U.S. Physical Therapy, Inc.	517,972
		3,603,732
	Industrials - 18.8%
96,649	AT Cross Co. *	1,041,876
21,647	Brady Corp. - Class A	723,010
5,593	Dun & Bradstreet Corp.	439,889
13,387	Gardner Denver, Inc.	917,010
76,721	Hardinge, Inc.	762,607
125,386	Insteel Industries, Inc.	1,564,817
25,119	Kennametal, Inc.	1,004,760
23,592	Nordson Corp.	1,489,127
135,636	Rand Logistics, Inc. *	881,634
		8,824,730

	Information Technology - 22.6%
79,037	Arris Group, Inc. *	1,180,813
160,998	Checkpoint Systems, Inc. *	1,729,118
30,120	Diebold, Inc.	921,973
45,780	FLIR Systems, Inc.	1,021,352
24,760	Littelfuse, Inc.	1,527,939
37,270	MKS Instruments, Inc.	960,821
48,882	Rofin-Sinar Technologies, Inc. *	1,059,762
28,282	Tech Data Corp. *	1,287,679
23,315	Zebra Technologies Corp. *	915,813
		10,605,270
	Materials - 9.0%
40,003	Methanex Corp.	1,274,896
15,857	Rock-Tenn Co.	1,108,563
35,721	Texas Industries, Inc. *	1,822,128
		4,205,587
	TOTAL COMMON STOCKS (Cost $40,710,024)	45,722,050

	SHORT-TERM INVESTMENT - 2.2%
1,028,974	First American Government Obligations Fund - Class Z, 0.02% ^
	TOTAL SHORT-TERM INVESTMENT (Cost $1,028,974)	1,028,974

	Total Investments - 99.7% (Cost $41,738,998)	46,751,024
	Other Assets and Liabilities, Net - 0.3%	139,030
	Total Net Assets - 100.0%	$46,890,054

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect at December 31, 2012.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,722,050	$-	$-	$45,722,050
Short-Term Investment	1,028,974		-	1,028,974
Total Investments	$46,751,024	$-	$-	$46,751,024

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$23,837,719	$9,059,556

Gross unrealized appreciation	154,289	318,091
Gross unrealized depreciation	(99,246)	(155,954)
Net unrealized appreciation	$55,043	$162,137

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$26,847,221	$41,738,998

Gross unrealized appreciation	2,990,081	5,819,487
Gross unrealized depreciation	(378,816)	(807,461)
Net unrealized appreciation	$2,611,265	$5,012,026

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 28, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  February 28, 2013

* Print the name and title of each signing officer under his or her signature.